Related Party Transactions (Details) - Schedule of Due from Related Parties - USD ($)		Apr. 30, 2024	Oct. 31, 2023
Topsheen Shipping Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 983
Top Wisdom Shipping Management Co. Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[2]		4,183
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 983	$ 4,183

[1]	The balances mainly represented prepayments to Topsheen Shipping Limited, which was utilized subsequently.
[2]	The balances mainly represented accounts receivables from Top Wisdom Shipping Management Co. Limited. The balance as of October 31, 2023 has been collected during six months ended April 30, 2024.